Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,685,261,777
Previously Paid Amount	0
Total Fee Amount	564,213.58
Net Fee	$ 564,213.58
Final Prospectus	true